Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

Results for the years ended	SLF Inc. (unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2019
Revenue	$213	$33,693	$7,516	$(1,743)	$39,679
Shareholders’ net income (loss)	$2,713	$1,750	$881	$(2,631)	$2,713
December 31, 2018
Revenue	$361	$22,619	$4,453	$(436)	$26,997
Shareholders’ net income (loss)	$2,616	$2,036	$382	$(2,418)	$2,616

Assets and liabilities as at	SLF Inc. (unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2019
Invested assets	$23,639	$152,512	$8,552	$(23,084)	$161,619
Total other general fund assets	$4,135	$24,000	$11,955	$(21,480)	$18,610
Investments for account of segregated fund holders	$—	$116,918	$55	$—	$116,973
Insurance contract liabilities	$—	$131,428	$9,644	$(9,888)	$131,184
Investment contract liabilities	$—	$3,116	$—	$—	$3,116
Total other general fund liabilities	$4,376	$23,780	$8,053	$(14,788)	$21,421
December 31, 2018
Invested assets	$24,255	$143,040	$6,991	$(22,560)	$151,726
Total other general fund assets	$4,088	$21,958	$10,389	$(19,396)	$17,039
Investments for account of segregated fund holders	$—	$103,014	$48	$—	$103,062
Insurance contract liabilities	$—	$122,066	$8,534	$(8,677)	$121,923
Investment contract liabilities	$—	$3,164	$—	$—	$3,164
Total other general fund liabilities	$4,636	$21,801	$5,972	$(13,301)	$19,108